EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Equity	$ 134,741	$ 122,642
Common shares | Common shares
Disclosure of classes of share capital [line items]
Equity	10,538	7,368
Common shares | Contributed surplus
Disclosure of classes of share capital [line items]
Equity	320	285
Common shares | Retained earnings
Disclosure of classes of share capital [line items]
Equity	17,705	15,178
Common shares | Ownership changes
Disclosure of classes of share capital [line items]
Equity	6,243	2,691
Common shares | Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity	7,404	6,171
Common shares | Common equity
Disclosure of classes of share capital [line items]
Equity	$ 42,210	$ 31,693